Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for plan benefits per the financial statements to the Form 5500:

	December 31,
(in thousands)	2025	2024
Net assets available for plan benefits per the financial statements	$6,990,009	$6,315,343
Less: Amounts allocated to withdrawing participants	(5)	(1,751)
Less: Deemed distributions of participant loans	(759)	(781)
Net assets available for plan benefits per the Form 5500	$6,989,245	$6,312,811

The following is a reconciliation of total deductions per the financial statements to the Form 5500:

For the year ended
(in thousands)	December 31, 2025
Total distribution to participants per the financial statements	$645,452
Add: Amounts allocated to withdrawing participants at December 31, 2025	5
Add: Deemed distributions of participant loans at December 31, 2025	759
Less: Amounts allocated to withdrawing participants at December 31, 2024	(1,751)
Less: Deemed distributions of participant loans at December 31, 2024	(781)
Benefits paid to participants per the Form 5500	$643,684

Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not paid as of that date. Deemed distributions are defaulted and unpaid participant loans of active participants that are disallowed on the Form 5500.